Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
March 31, 2025
MNF-NPRT1-0525
1.814649.120
Municipal Securities - 98.0%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,017,413
Minnesota - 96.5%
Education - 9.2%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	3,610,000	2,534,224
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2031	1,000,000	1,027,982
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) Series 2023, 5% 3/1/2045	5,645,000	5,917,590
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2025	180,000	179,957
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2026	190,000	189,740
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2027	195,000	192,668
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2028	480,000	470,632
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2029	285,000	276,902
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2030	200,000	192,202
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2031	450,000	427,437
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2032	690,000	646,853
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2033	750,000	693,003
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2034	225,000	204,931
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2031	590,000	607,745
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2040	730,000	621,051
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2043	430,000	346,827
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2026	100,000	100,924
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2030	150,000	154,754
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2031	250,000	258,848
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2033	390,000	401,764
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2034	150,000	153,450
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2035	125,000	127,383
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2036	125,000	127,007
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2037	100,000	100,976
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2033	1,510,000	1,417,076
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2034	430,000	399,057
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2025	585,000	587,011
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2026	600,000	606,550
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2028	675,000	687,712
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2029	460,000	468,574
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018 A, 5% 10/1/2035	190,000	191,945
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2034	1,155,000	1,169,026
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	3,650,000	3,468,346
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2046	2,750,000	2,515,888
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2050	1,000,000	897,891
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2029	400,000	426,528
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (b)	3,000,000	3,101,179
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	2,900,000	3,068,300
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 4.125% 10/1/2053	2,500,000	2,312,782
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	2,200,000	2,270,168
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2033 (c)	3,600,000	3,775,844
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	675,000	675,000
University MN (University MN Proj.) Series 2020A, 5% 11/1/2045	3,050,000	3,174,498
University MN Series 2020A, 5% 11/1/2033	1,015,000	1,103,000
		48,271,225
Electric Utilities - 4.4%
Chaska Minn Elec Rev 5% 10/1/2026	1,000,000	1,010,763
Chaska Minn Elec Rev 5% 10/1/2029	785,000	792,442
Minnesota St Mun Pwr Agy Elec Series 2014, 5% 10/1/2030	1,000,000	1,003,591
Minnesota St Mun Pwr Agy Elec Series 2016, 3% 10/1/2034	250,000	229,582
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2033	400,000	411,855
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2036	1,000,000	1,025,195
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2028	500,000	508,031
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2029	920,000	935,052
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2030	520,000	528,469
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2031	350,000	355,673
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2031	400,000	411,868
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2033	475,000	487,943
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2035	520,000	532,862
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2030 (Assured Guaranty Municipal Corp Insured)	1,050,000	1,129,504
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	500,000	543,223
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	345,000	371,570
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	360,000	386,183
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2030	1,650,000	1,768,927
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2031	2,175,000	2,352,374
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2026	100,000	98,826
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2034	340,000	302,717
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 4% 10/1/2041	500,000	460,496
Southern Minnesota Municipal Power Agency 0% 1/1/2026 (National Public Finance Guarantee Corporation Insured) (d)	3,320,000	3,232,321
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2034	1,695,000	1,720,829
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2036	1,000,000	1,014,417
Southern Minnesota Municipal Power Agency Series 2019 A, 5% 1/1/2034	1,230,000	1,324,746
		22,939,459
Escrowed/Pre-Refunded - 0.1%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn 3% 3/1/2032 (Pre-refunded to 3/1/2028 at 100)	540,000	539,051
General Obligations - 37.7%
Albany MN Indpt Sch Dst 745 4.125% 2/1/2041 (Minnesota St Guaranteed)	1,130,000	1,131,265
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2027	1,285,000	1,287,131
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2028	1,345,000	1,354,724
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2029	1,415,000	1,425,230
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2034	1,800,000	1,813,013
Burnsville MN Gen. Oblig. Series 2017A, 2.85% 12/20/2031	935,000	859,308
Carver & Sibley Cntys MN Indpt Sch Dist No 108 Central Pub Schs Series 2022 A, 2.25% 2/1/2045 (Minnesota St Guaranteed)	1,700,000	1,079,556
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2053	945,000	892,899
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2054	980,000	924,779
Delano Minn Gen. Oblig. 4% 2/1/2040	1,060,000	1,045,464
Delano Minn Gen. Oblig. 4% 2/1/2041	1,100,000	1,073,161
Delano Minn Gen. Oblig. 5% 2/1/2039	1,010,000	1,072,915
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2034	455,000	447,891
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2035	470,000	457,670
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2036	490,000	472,799
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2038	1,030,000	1,030,558
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2040	1,115,000	1,096,958
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2042	1,205,000	1,177,694
Eastern Carver County Schools Independent School District No 112 Series 2025A, 3.25% 2/1/2037 (Minnesota St Guaranteed)	2,740,000	2,527,127
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2035 (Minnesota St Guaranteed)	1,050,000	1,079,274
Elk River MN Indp Sch Dist 728 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	2,925,000	2,795,879
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2037	1,480,000	1,623,951
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2038	1,525,000	1,663,432
Fridley MN Indpt Sch Dist No14 Series 2016 A, 3% 2/1/2035 (Minnesota St Guaranteed)	300,000	280,457
Hawley MN Indpt Sch Dist No150 5% 2/1/2039 (Minnesota St Guaranteed)	620,000	649,559
Hennepin Cnty Minn Gen. Oblig. Series 2024 A, 5% 12/1/2044	3,000,000	3,212,319
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2032 (Minnesota St Guaranteed)	1,475,000	1,262,902
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2035 (Minnesota St Guaranteed)	600,000	475,257
Lake Elmo Minn Gen. Oblig. 2% 2/1/2036	1,205,000	929,590
Lake Elmo Minn Gen. Oblig. Series 2021 A, 2% 2/1/2035	1,185,000	938,634
Lakevill MN Indpt Sch Dist 194 2% 2/1/2037 (Minnesota St Guaranteed)	1,515,000	1,137,873
Lakevill MN Indpt Sch Dist 194 Series 2020A, 2% 2/1/2034 (Minnesota St Guaranteed)	3,000,000	2,441,759
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2038 (Minnesota St Guaranteed)	3,075,000	2,248,490
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2039 (Minnesota St Guaranteed)	4,180,000	2,957,414
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2040 (Minnesota St Guaranteed)	4,285,000	2,936,392
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2.125% 2/1/2041 (Minnesota St Guaranteed)	3,395,000	2,303,951
Le Sueur-Henderson Minn Indpt Sch Dist No 2397 Series 2022A, 4.5% 2/1/2042 (Minnesota St Guaranteed)	2,495,000	2,545,411
Maple Grove MN Gen. Oblig. 1.5% 2/1/2033	715,000	571,546
Maple Grove MN Gen. Oblig. 1.625% 2/1/2034	790,000	621,579
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2% 3/1/2033	4,250,000	3,607,537
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2036	1,000,000	798,631
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2024 B, 4% 3/1/2043	4,210,000	4,078,880
Minneapolis Minn Gen. Oblig. Series 2019, 3% 12/1/2040	395,000	328,392
Minneapolis Special School District No 1 5% 2/1/2034 (Minnesota St Guaranteed)	850,000	940,592
Minneapolis Special School District No 1 5% 2/1/2041 (Minnesota St Guaranteed)	1,195,000	1,264,747
Minneapolis Special School District No 1 5% 2/1/2042 (Minnesota St Guaranteed)	1,255,000	1,325,022
Minneapolis Special School District No 1 5% 2/1/2043 (Minnesota St Guaranteed)	1,320,000	1,393,018
Minneapolis Special School District No 1 Ctfs Partn (Minneapolis Special School District No 1 Proj.) Series 2020A, 2% 4/1/2034	2,040,000	1,669,808
Minneapolis Special School District No 1 Series 2017 A, 4% 2/1/2033 (Minnesota St Guaranteed)	1,415,000	1,432,574
Minneapolis Special School District No 1 Series 2017 B, 4% 2/1/2034 (Minnesota St Guaranteed)	2,595,000	2,624,888
Minneapolis Special School District No 1 Series 2018 A, 5% 2/1/2033 (Minnesota St Guaranteed)	1,000,000	1,041,341
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2032 (Minnesota St Guaranteed)	895,000	939,974
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2033 (Minnesota St Guaranteed)	3,190,000	3,321,877
Minneapolis Special School District No 1 Series 2020 B, 4% 2/1/2036 (Minnesota St Guaranteed)	1,745,000	1,774,421
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2041 (Minnesota St Guaranteed)	1,180,000	1,246,301
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2042 (Minnesota St Guaranteed)	1,235,000	1,299,543
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2040 (Minnesota St Guaranteed)	1,585,000	1,679,983
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2041 (Minnesota St Guaranteed)	1,660,000	1,753,271
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2042 (Minnesota St Guaranteed)	1,745,000	1,836,196
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2031	1,000,000	1,001,360
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2032	1,000,000	1,001,084
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2033	1,000,000	1,000,794
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	2,000,000	2,008,849
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	7,000,000	7,063,275
Minnesota St Armory Bldg Comm Lease Rev (Minnesota St Proj.) 3% 6/1/2038	1,925,000	1,717,180
Minnesota St Gen. Oblig. Series 2016 D, 2.25% 8/1/2029	420,000	394,451
Minnesota St Gen. Oblig. Series 2017 D, 3% 10/1/2029	5,000,000	4,929,247
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	2,645,000	2,649,630
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2041	4,000,000	3,944,270
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	2,000,000	2,086,826
Minnesota St Gen. Oblig. Series 2024A, 5% 8/1/2037	5,000,000	5,611,808
Minnesota St Series 2024B, 4% 8/1/2043	3,000,000	2,925,722
Moorhead Minn Isd No 152 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,500,000	2,044,088
Moorhead MN Gen. Oblig. Series 2021 A, 2.125% 2/1/2040	365,000	257,402
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,888,998
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	1,873,077
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2035 (Minnesota St Guaranteed)	200,000	205,133
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2036 (Minnesota St Guaranteed)	1,000,000	1,023,179
North St Paul-Maplewood-Oakdale Independent School District No 622 Series 2019 B, 3% 2/1/2042 (Minnesota St Guaranteed)	3,090,000	2,493,133
Northfield Minn Gen. Oblig. 2% 2/1/2029	205,000	193,793
Osseo MN Indpt Sch Dist # 279 (Minnesota St Proj.) Series 2020A, 2% 2/1/2038	3,205,000	2,351,244
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2033 (Minnesota St Guaranteed)	3,650,000	2,982,788
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2034 (Minnesota St Guaranteed)	2,405,000	1,911,697
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2035 (Minnesota St Guaranteed)	1,790,000	1,386,553
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.875% 2/1/2037 (Minnesota St Guaranteed)	3,205,000	2,391,080
Ramsey Minn Gen. Oblig. 5% 12/15/2030	665,000	734,188
Ramsey Minn Gen. Oblig. 5% 12/15/2031	740,000	826,029
Ramsey Minn Gen. Oblig. 5% 12/15/2032	775,000	872,406
Ramsey Minn Gen. Oblig. 5% 12/15/2033	565,000	630,181
Ramsey Minn Gen. Oblig. 5% 12/15/2034	455,000	505,157
Red Rock Cent Minn Indpt Sch Dist No 2884 Series 2022 A, 2.375% 2/1/2045 (Minnesota St Guaranteed)	1,310,000	882,871
Richfield MN Isd #280 Series 2018 A, 3.5% 2/1/2043 (Minnesota St Guaranteed)	260,000	229,744
Rochester MN Gen. Oblig. Series 2020 C, 1.5% 2/1/2032	990,000	817,957
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2033	1,205,000	977,466
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2034	1,255,000	989,875
Rochester MN Gen. Oblig. Series 2020 C, 1.75% 2/1/2035	1,215,000	945,558
Rochester MN Ind Sch Dst No535 Series 2020A, 3% 2/1/2035 (Minnesota St Guaranteed)	1,515,000	1,380,884
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2027	850,000	869,963
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2028	1,100,000	1,137,320
Roseville MN Isd No 623 Series 2018A, 5% 2/1/2029 (Minnesota St Guaranteed)	5,180,000	5,364,844
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2039 (Minnesota St Guaranteed)	2,925,000	2,242,729
South Washington Cnty MN Ind Sch Dist No 833 Series 2020A, 3% 2/1/2033 (Minnesota St Guaranteed)	295,000	278,757
St Paul Minn Indpt Sch Dist No625 4% 2/1/2040 (Minnesota St Guaranteed)	1,575,000	1,546,541
St Paul MN Indpt Sch Dist No 625 Ctfs Partn Series 2024A, 5% 2/1/2029 (Minnesota St Guaranteed)	500,000	538,167
St Paul MN Series 2021 C, 2% 5/1/2033	300,000	246,732
Virginia MN Series 2019A, 3% 2/1/2038 (Minnesota St Guaranteed)	2,050,000	1,758,228
Waconia Minn Isd No 110 Series 2025A, 5% 2/1/2037 (Minnesota St Guaranteed) (e)	3,050,000	3,282,772
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2042 (Minnesota St Guaranteed)	1,030,000	975,049
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2043 (Minnesota St Guaranteed)	845,000	793,758
Washington Cnty Minn Gen. Oblig. Series 2019 A, 2.375% 2/1/2036	1,590,000	1,303,339
Watertown Minn Isd No 111 Series 2020 A, 0% 2/1/2029 (Minnesota St Guaranteed) (d)	1,000,000	859,832
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,936,721
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	1,917,670
White Bear Lk MN Indpt SD 624 4% 2/1/2032 (Minnesota St Guaranteed)	4,795,000	4,964,744
White Bear Lk MN Indpt SD 624 Series 2020A, 3% 2/1/2031 (Minnesota St Guaranteed)	1,860,000	1,820,179
Wright Cnty Minn Ctfs Partn (Wright Cnty MN Proj.) Series 2019 A, 5% 12/1/2031	1,000,000	1,082,135
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.1% 12/1/2032	1,790,000	1,710,350
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.15% 12/1/2033	1,865,000	1,772,062
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.25% 12/1/2034	2,345,000	2,232,847
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.35% 12/1/2036	2,440,000	2,312,846
		196,279,369
Health Care - 27.0%
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2031	210,000	228,342
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2032	275,000	300,481
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2033	315,000	345,188
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2034	305,000	335,183
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2035	320,000	349,392
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2036	335,000	363,158
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2037	280,000	302,565
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2038	370,000	398,862
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2039	385,000	412,517
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2032	535,000	547,718
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2035	550,000	557,599
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2037	1,140,000	1,144,405
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2038	400,000	398,920
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2039	250,000	245,948
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2025	565,000	565,733
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2026	360,000	367,447
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2028	935,000	984,348
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2029	1,035,000	1,102,312
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2031	1,220,000	1,323,667
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2033	1,170,000	1,270,365
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022B, 5.25% 6/15/2047	2,500,000	2,637,050
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	1,500,000	1,509,258
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	2,030,000	1,823,951
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	930,000	771,083
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 4% 9/1/2035	1,250,000	1,166,706
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2025	215,000	216,201
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2028	695,000	697,880
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2030	1,500,000	1,504,089
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2031	1,300,000	1,303,180
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2032	1,000,000	1,002,162
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2026 (North Memorial Med Center, MN Guaranteed)	1,355,000	1,371,896
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2027 (North Memorial Med Center, MN Guaranteed)	1,400,000	1,433,512
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2028 (North Memorial Med Center, MN Guaranteed)	2,915,000	2,979,826
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2029 (North Memorial Med Center, MN Guaranteed)	1,000,000	1,020,034
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2030 (North Memorial Med Center, MN Guaranteed)	900,000	916,275
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2031 (North Memorial Med Center, MN Guaranteed)	580,000	589,680
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2032 (North Memorial Med Center, MN Guaranteed)	500,000	506,891
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2039	1,000,000	1,099,315
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2040	2,100,000	2,298,411
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2041	4,000,000	4,347,763
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2036	5,410,000	5,357,216
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2037	5,410,000	5,329,857
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	1,785,000	1,749,476
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2039	1,265,000	1,212,845
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2040	8,860,000	8,472,113
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	11,445,000	12,238,728
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2027 (Assured Guaranty Municipal Corp Insured)	850,000	856,817
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2032	2,200,000	2,212,365
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2034	3,350,000	3,443,223
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 5% 11/15/2035	2,500,000	2,562,946
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 3.65% 11/15/2048, LOC Bank of America NA VRDN (b)	13,600,000	13,600,000
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 4% 1/1/2049	3,000,000	2,722,687
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	2,300,000	2,434,444
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2022, 4% 11/15/2039	2,670,000	2,619,611
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2025	1,345,000	1,346,511
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2026	1,575,000	1,576,148
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2028	1,000,000	1,000,530
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2034	1,065,000	1,065,093
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(f)	2,900,000	2,897,513
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2035	1,000,000	1,095,936
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2043	600,000	623,534
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2044	1,000,000	1,035,418
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	5,500,000	5,601,388
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	140,000	127,879
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2028	460,000	474,322
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2030	650,000	667,925
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2031	845,000	866,884
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2034	665,000	678,490
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2029	5,000,000	5,012,429
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2030	5,015,000	5,024,093
Wadena Minn Rev Series 2024 A, 5% 12/1/2028 (Centracare Health System Guaranteed)	275,000	289,954
Wadena Minn Rev Series 2024 A, 5% 12/1/2029 (Centracare Health System Guaranteed)	285,000	303,253
Wadena Minn Rev Series 2024 A, 5% 12/1/2030 (Centracare Health System Guaranteed)	380,000	407,464
Wadena Minn Rev Series 2024 A, 5% 12/1/2031 (Centracare Health System Guaranteed)	395,000	426,399
Wadena Minn Rev Series 2024 A, 5% 12/1/2032 (Centracare Health System Guaranteed)	365,000	395,985
Wadena Minn Rev Series 2024 A, 5% 12/1/2033 (Centracare Health System Guaranteed)	385,000	419,102
Wadena Minn Rev Series 2024 A, 5% 12/1/2045 (Centracare Health System Guaranteed)	1,900,000	1,948,834
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2049	500,000	495,687
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2054	1,000,000	972,225
		140,304,637
Housing - 10.8%
City of Mounds View MN Series 2024, 3.375% tender 3/1/2046 (b)	3,250,000	3,250,375
Coon Rapids Minn Multifamily Rev 2.7% 8/1/2035 (Fannie Mae Guaranteed)	2,515,406	2,122,589
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,819,536	5,340,107
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 1.95% 1/1/2030	1,425,000	1,279,706
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3% 1/1/2051	895,000	881,966
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	5,520,000	5,495,555
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	2,680,000	2,668,075
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 4.25% 7/1/2049	1,835,000	1,850,892
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	2,165,000	2,303,743
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 B, 2.4% 1/1/2035	1,215,000	1,019,413
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 I, 3% 1/1/2051	3,125,000	3,077,379
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	2,600,000	2,555,077
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	1,400,000	1,374,351
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 G, 2.4% 7/1/2033 (c)	830,000	679,674
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 3% 7/1/2052	970,000	951,392
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 B, 5.75% 7/1/2053	2,745,000	2,908,099
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	965,000	1,035,297
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,915,000	2,075,989
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 3.5% 7/1/2046	1,385,000	1,382,251
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2020 B, 2.625% 1/1/2040	835,000	645,136
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.3% 7/1/2041	3,345,000	2,393,960
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.45% 7/1/2046	3,320,000	2,263,480
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	5,875,000	6,378,928
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 C, 3.15% 6/1/2049	683,328	596,387
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 H, 2.47% 1/1/2050	1,436,968	1,145,097
Minnesota St Hsg Fin Agy Homeownership Fin Series 2020 B, 2.35% 6/1/2050	597,779	466,731
		56,141,649
Other - 0.9%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2025	565,000	566,258
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2026	500,000	507,957
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2028	1,000,000	1,036,404
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2030	625,000	648,686
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2031	700,000	726,192
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2033	1,400,000	1,450,227
		4,935,724
Synthetics - 0.8%
MN Multi Fam Hsg Auth Participating VRDN Series 2022 XF3050, 3.15% 2/1/2039 (Liquidity Facility Mizuho Capital Markets LLC) (b)(g)	4,000,000	4,000,000
Transportation - 5.3%
Minneapolis Met Airport Commis 5% 1/1/2027 (c)	350,000	358,736
Minneapolis Met Airport Commis 5% 1/1/2028 (c)	430,000	440,644
Minneapolis Met Airport Commis 5% 1/1/2029 (c)	225,000	230,309
Minneapolis Met Airport Commis 5% 1/1/2030 (c)	480,000	490,748
Minneapolis Met Airport Commis 5% 1/1/2031 (c)	200,000	204,242
Minneapolis Met Airport Commis 5% 1/1/2032 (c)	200,000	204,016
Minneapolis Met Airport Commis 5% 1/1/2033 (c)	220,000	224,148
Minneapolis Met Airport Commis 5% 1/1/2034 (c)	225,000	228,961
Minneapolis Met Airport Commis 5% 1/1/2035 (c)	225,000	228,654
Minneapolis Met Airport Commis 5% 1/1/2036 (c)	220,000	223,285
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	4,275,000	4,402,975
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	2,375,000	2,443,260
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2032	2,900,000	2,980,047
Minneapolis Met Airport Commis Series 2022B, 4.25% 1/1/2042 (c)	1,780,000	1,685,710
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2047 (c)	1,600,000	1,614,518
Minneapolis Met Airport Commis Series 2023A, 5% 1/1/2035	900,000	990,518
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2044 (c)	3,000,000	3,122,720
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (c)	7,190,000	7,435,098
		27,508,589
Water & Sewer - 0.3%
St Paul Minn Wtr Rev (St Paul MN Swr Rev Proj.) 2% 12/1/2041	1,220,000	783,287
St Paul Minn Wtr Rev Series 2023A, 4% 12/1/2047	1,000,000	986,299
		1,769,586
TOTAL MINNESOTA		502,689,289
Puerto Rico - 1.3%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	1,705,673	1,168,681
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	196,726
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	637,369
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,420,000	1,560,134
		3,562,910
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	105,000	96,888
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	85,000	74,315
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	940,000	969,020
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	565,000	598,213
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	380,000	401,661
		2,140,097
Housing - 0.2%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	1,225,000	1,283,948
TOTAL PUERTO RICO		6,986,955
TOTAL MUNICIPAL SECURITIES (Cost $526,979,041)		510,693,657

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $526,979,041)	510,693,657
NET OTHER ASSETS (LIABILITIES) - 2.0%	10,245,975
NET ASSETS - 100.0%	520,939,632

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,897,513 or 0.6% of net assets.

(g)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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